Collateralized Transactions (Assets Owned, Pledged As Collateral) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Investment Trust Funds And Other [Member] USD ($)	Mar. 31, 2011 Investment Trust Funds And Other [Member] JPY (¥)	Mar. 31, 2010 Investment Trust Funds And Other [Member] JPY (¥)	Mar. 31, 2011 Equities and Convertible Securities [Member] USD ($)	Mar. 31, 2011 Equities and Convertible Securities [Member] JPY (¥)	Mar. 31, 2010 Equities and Convertible Securities [Member] JPY (¥)	Mar. 31, 2011 Government and Government Agency Securities [Member] USD ($)	Mar. 31, 2011 Government and Government Agency Securities [Member] JPY (¥)	Mar. 31, 2010 Government and Government Agency Securities [Member] JPY (¥)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] USD ($)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Bank and Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)	Mar. 31, 2011 Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)	Mar. 31, 2010 Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)	Mar. 31, 2011 Residential Mortgage-Backed Securities (RMBS) [Member] USD ($)	Mar. 31, 2011 Residential Mortgage-Backed Securities (RMBS) [Member] JPY (¥)	Mar. 31, 2010 Residential Mortgage-Backed Securities (RMBS) [Member] JPY (¥)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] USD ($)	Mar. 31, 2010 Mortgage and Mortgage-backed Securities [Member] JPY (¥)	Mar. 31, 2011 Collateralized Debt Obligation (CDO) [Member] USD ($)	Mar. 31, 2011 Collateralized Debt Obligation (CDO) [Member] JPY (¥)	Mar. 31, 2010 Collateralized Debt Obligation (CDO) [Member] JPY (¥)
Trading assets	$ 33,848	¥ 2,801,277	¥ 3,106,920	$ 116	¥ 9,652	¥ 6,048	$ 362	¥ 29,935	¥ 7,623	$ 11,809	¥ 977,291	¥ 2,144,648	$ 1,127	¥ 93,250	¥ 169,251	$ 661	¥ 54,725	¥ 26,072	$ 18,997	¥ 1,572,177	¥ 704,016	$ 0	¥ 32,740	$ 776	¥ 64,247	¥ 16,522
Non-trading debt securities	1,042	86,234	98,860
Investments in and advance to affiliated companies	$ 443	¥ 36,639	¥ 35,933